Equity (Details) - Schedule of converted amount of debt and shares	1 Months Ended
Aug. 31, 2019 USD ($) shares
Debt Conversion [Line Items]
Amount of Debt Converted | $	$ 4,872,340
Number of Shares Issued | shares	696,051
Lion Arts Promotion Inc [Member]
Debt Conversion [Line Items]
Amount of Debt Converted | $	$ 97,864
Number of Shares Issued | shares	13,981
LionGene Corporation [Member]
Debt Conversion [Line Items]
Amount of Debt Converted | $	$ 428,099
Number of Shares Issued | shares	61,157
BioFirst Corporation [Member]
Debt Conversion [Line Items]
Amount of Debt Converted | $	$ 2,902,911
Number of Shares Issued | shares	414,702
AsiaGene Corporation [Member]
Debt Conversion [Line Items]
Amount of Debt Converted | $	$ 160,000
Number of Shares Issued | shares	22,858
YuanGene Corporation [Member]
Debt Conversion [Line Items]
Amount of Debt Converted | $	$ 92,690
Number of Shares Issued | shares	13,242
The Jiangs [Member]
Debt Conversion [Line Items]
Amount of Debt Converted | $	$ 1,190,776
Number of Shares Issued | shares	170,111